Other notes - Contingent liabilities and other financial obligations, schedule of long-term supply agreement commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Raw material commitments under long-term supply agreements	€ 288,373	€ 413,366
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Raw material commitments under long-term supply agreements	91,059	147,857
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Raw material commitments under long-term supply agreements	197,314	227,074
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Raw material commitments under long-term supply agreements	€ 0	€ 38,435